Average Annual Total Returns		1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	39 Months Ended	45 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended		63 Months Ended	66 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										14.41%								3.90%	2.38%
Performance Inception Date	Dec. 31, 2019
Innovator Emerging Markets Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										14.41%								3.90%	2.38%
Innovator Emerging Markets Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										8.53%								3.04%	1.83%
Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										14.94%					3.74%
Performance Inception Date	Mar. 31, 2021
Innovator Emerging Markets Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										14.94%					3.74%
Innovator Emerging Markets Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										8.84%					2.90%
Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										20.33%									2.35%		2.54%
Performance Inception Date	Jun. 28, 2019
Innovator Emerging Markets Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										20.33%									2.35%		2.50%
Innovator Emerging Markets Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										12.04%									1.81%		1.95%
Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										21.97%				5.67%
Performance Inception Date	Sep. 30, 2021
Innovator Emerging Markets Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										21.97%				5.67%
Innovator Emerging Markets Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										13.01%				4.41%
Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										14.25%								7.81%	7.62%
Performance Inception Date	Dec. 31, 2019
Innovator Growth-100 Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										14.25%								7.81%	7.62%
Innovator Growth-100 Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										8.44%								6.20%	6.00%
Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										6.62%							9.87%		8.59%
Performance Inception Date	Mar. 31, 2020
Innovator Growth-100 Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										6.62%							9.87%		8.59%
Innovator Growth-100 Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										3.92%							7.89%		6.79%
Innovator Growth-100 Power Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent						15.57%				15.54%
Performance Inception Date	May 31, 2024
Innovator Growth-100 Power Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent						15.57%				15.54%
Innovator Growth-100 Power Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent						11.98%				9.20%
Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										15.80%						11.15%			10.21%
Performance Inception Date	Jun. 30, 2020
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										15.80%						11.15%			10.21%
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										9.36%						8.93%			8.11%
Innovator Growth-100 Power Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					14.78%					14.80%
Performance Inception Date	Jul. 31, 2024
Innovator Growth-100 Power Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					14.78%					14.80%
Innovator Growth-100 Power Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					11.34%					8.76%
Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				13.99%						13.88%
Performance Inception Date	Aug. 30, 2024
Innovator Growth-100 Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				13.99%						13.88%
Innovator Growth-100 Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				10.72%						8.22%
Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										12.68%									9.87%	10.69%
Performance Inception Date	Sep. 30, 2019
Innovator Growth-100 Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										12.68%									9.87%	10.63%
Innovator Growth-100 Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										7.51%									7.83%	8.57%
Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			12.71%							11.09%
Performance Inception Date	Oct. 31, 2024
Innovator Growth-100 Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			12.71%							11.09%
Innovator Growth-100 Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.70%							6.56%
Innovator Growth-100 Power Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.93%								13.60%
Performance Inception Date	Nov. 29, 2024
Innovator Growth-100 Power Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.93%								13.60%
Innovator Growth-100 Power Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.87%								8.05%
Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										19.40%								6.71%	7.11%
Performance Inception Date	Dec. 31, 2019
Innovator International Developed Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										19.40%								6.71%	7.11%
Innovator International Developed Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										11.48%								5.30%	5.59%
Innovator International Developed Power Buffer ETF - February
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent									10.46%	19.96%
Performance Inception Date	Jan. 31, 2024
Innovator International Developed Power Buffer ETF - February | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent									10.46%	19.96%
Innovator International Developed Power Buffer ETF - February | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent									8.05%	11.82%
Innovator International Developed Power Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent								9.86%		18.87%
Performance Inception Date	Feb. 29, 2024
Innovator International Developed Power Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent								9.86%		18.87%
Innovator International Developed Power Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent								7.95%		11.17%
Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										15.39%					4.60%
Performance Inception Date	Mar. 31, 2021
Innovator International Developed Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										15.39%					4.60%
Innovator International Developed Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										9.11%					3.58%
Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent							11.75%			20.38%
Performance Inception Date	Apr. 30, 2024
Innovator International Developed Power Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent							11.75%			20.38%
Innovator International Developed Power Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							9.03%			12.06%
Innovator International Developed Power Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent						9.93%				18.69%
Performance Inception Date	May 31, 2024
Innovator International Developed Power Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent						9.93%				18.69%
Innovator International Developed Power Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent						7.61%				11.06%
Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										21.18%									6.87%		6.08%
Performance Inception Date	Jun. 28, 2019
Innovator International Developed Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										21.18%									6.87%		6.03%
Innovator International Developed Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										12.54%									5.40%		4.78%
Innovator International Developed Power Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					9.99%					17.58%
Performance Inception Date	Jul. 31, 2024
Innovator International Developed Power Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					9.99%					17.58%
Innovator International Developed Power Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					7.65%					10.41%
Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										18.25%			12.10%
Performance Inception Date	Aug. 31, 2023
Innovator International Developed Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										18.25%			12.10%
Innovator International Developed Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										10.80%			9.38%
Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										18.79%				8.16%
Performance Inception Date	Sep. 30, 2021
Innovator International Developed Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										18.79%				8.16%
Innovator International Developed Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										11.12%				6.40%
Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										20.24%		15.96%
Performance Inception Date	Oct. 31, 2023
Innovator International Developed Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										20.24%		15.96%
Innovator International Developed Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										11.98%		12.40%
Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										21.90%	13.03%
Performance Inception Date	Nov. 30, 2023
Innovator International Developed Power Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										21.90%	13.03%
Innovator International Developed Power Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										12.97%	10.08%
Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										10.61%								7.58%	7.42%
Performance Inception Date	Dec. 31, 2019
Innovator U.S. Small Cap Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										10.61%								7.58%	7.42%
Innovator U.S. Small Cap Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										6.28%								6.01%	5.83%
Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										7.68%							7.67%		5.66%
Performance Inception Date	Mar. 31, 2020
Innovator U.S. Small Cap Power Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										7.68%							7.67%		5.66%
Innovator U.S. Small Cap Power Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										4.55%							6.07%		4.42%
Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent						6.65%				4.23%
Performance Inception Date	May 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent						6.65%				4.23%
Innovator U.S. Small Cap Power Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent						5.09%				2.51%
Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										8.24%						6.02%			4.17%
Performance Inception Date	Jun. 30, 2020
Innovator U.S. Small Cap Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										8.24%						6.02%			4.17%
Innovator U.S. Small Cap Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										4.88%						4.72%			3.24%
Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent					5.04%					6.08%
Performance Inception Date	Jul. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent					5.04%					6.08%
Innovator U.S. Small Cap Power Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					3.85%					3.60%
Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				7.89%						9.10%
Performance Inception Date	Aug. 30, 2024
Innovator U.S. Small Cap Power Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				7.89%						9.10%
Innovator U.S. Small Cap Power Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				6.03%						5.39%
Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent										10.43%									5.41%	5.49%
Performance Inception Date	Sep. 30, 2019
Innovator U.S. Small Cap Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent										10.43%									5.41%	5.44%
Innovator U.S. Small Cap Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent										6.17%									4.22%	4.29%
Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			11.85%							12.29%
Performance Inception Date	Oct. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			11.85%							12.29%
Innovator U.S. Small Cap Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.05%							7.27%
Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.54%								7.17%
Performance Inception Date	Nov. 29, 2024
Innovator U.S. Small Cap Power Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.54%								7.17%
Innovator U.S. Small Cap Power Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.94%								4.25%
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent										33.57%				5.26%	3.92%			6.42%	4.20%		7.03%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent										30.58%				2.72%	1.37%			3.93%	1.69%		4.49%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.68%	23.59%	21.86%	21.47%	22.41%				21.02%						18.92%	23.59%	20.32%	15.30%	21.78%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.83%	22.68%	20.98%	20.57%	21.51%				20.17%						17.99%	22.61%	19.36%	14.40%	20.80%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent					17.45%	16.40%	18.16%	16.79%	17.15%	31.22%	18.90%	23.06%	17.36%	8.51%	8.62%			8.74%	8.92%		9.16%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent					14.69%	13.82%	15.29%	13.66%	14.05%	27.89%	15.95%	20.02%	14.49%	5.74%	5.84%			6.02%	6.14%		6.48%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.20%	12.59%	10.28%	8.50%	13.67%				12.81%						11.86%	15.78%	8.29%	6.09%	9.59%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.78%	11.03%	8.79%	7.01%	12.12%				11.29%						10.38%	14.25%	6.84%	4.68%	8.12%